Federated Government Obligations Fund
Federated Government Obligations Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Advisor Shares (AVR) of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Federated Government Obligations Fund AVR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Federated Government Obligations Fund AVR
Management Fee	0.20%
Distribution (12b-1) Fee	none
Other Expenses	0.08%	[1],[2]
Total Annual Fund Operating Expenses	0.28%
Fee Waivers and/or Expense Reimbursements	(0.13%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.15%
[1]	Because the Fund's AVR Shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its AVR class of up to a maximum of 0.25%. No such fees are currently anticipated to be incurred or charged by the AVR class of the Fund. The AVR class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the "Trustees").
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's AVR class (after the voluntary waivers and/or reimbursements) will not exceed 0.15% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) July 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example	Federated Government Obligations Fund AVR USD ($)
1 Year	$ 29
3 Years	90
5 Years	157
10 Years	$ 356

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund may also hold cash. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that are issued by entities whose activities are sponsored by the federal government, but that have no explicit financial support.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

The Fund will operate as a "government money market fund," as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). "Government money market funds" are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.

The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.

Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Recent and potential future changes in government monetary policy are likely to affect the level of interest rates.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in one or more markets in which the Fund invests. Economic, political and financial conditions may, from time to time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
PERFORMANCE: BAR CHART AND TABLE Risk/Return Bar Chart
The total returns shown below are for an existing class of shares, Institutional Shares (IS), offered by Federated Government Obligations Fund. The IS class is not offered in this Prospectus for the Fund's AVR class. The total returns for the IS class are disclosed below because the AVR Shares have not yet commenced operations. The total returns for the AVR class would be substantially similar to the annual returns for the IS class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the two classes do not have the same expenses. It is anticipated that the expenses of the AVR class will be lower than those of the IS class and, therefore, the financial performance of the two share classes may differ accordingly.

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Government Obligations Fund - IS Class

The Fund's IS class total return for the three-month period from January 1, 2017 to March 31, 2017, was 0.12%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 1.28% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended September 30, 2015).
Average Annual Total Return Table
The following table represents the Fund's IS class Average Annual Total Returns for the calendar period ended December 31, 2016.
Average Annual Total Returns	Federated Government Obligations Fund IS
1 Year	0.23%
5 Years	0.06%
10 Years	0.79%

The Fund's IS class 7-Day Net Yield as of December 31, 2016 was 0.40%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.